Leases - Summary of Contractual Maturities of Lease Liabilities (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 247,305
Less than 1 Year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	35,110
1-3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	64,065
3-5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	56,075
More than 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 92,055